Equity - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2020 CAD ($) shares vote_per_share $ / shares	Dec. 31, 2020 USD ($) shares vote_per_share $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 consecutive_trading_days	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issuable for grants (in shares) | shares									46,000,000	46,000,000
Share option, available for grant (in shares) | shares									13,806,488	13,806,488
Share option, granted (in shares) | shares									6,313,710	6,313,710	1,940,000	1,940,000
Weighted average exercise price of share options granted in share-based payment arrangement | (per share)									$ 14.42	$ 14.42		$ 28.62
Weighted average exercise price | $ / shares									$ 4.76		$ 10.73
Share option granted, vesting period									3 years	3 years
Share option granted, term									10 years	10 years
Average share price (in usd per share) | $ / shares										$ 16.15		$ 26.58
Share based compensation expense (recovery)									$ 47		$ 4
Dividends declared and paid per share										$ 106		$ 111
Payments to acquire or redeem entity's shares									207		661
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)									23		18
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consecutive trading days | consecutive_trading_days													20
Share options granted percentage														50.00%
PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													0.00%
PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense (recovery)									(24)		14
Total liability and intrinsic value for vested Units	$ 83				$ 71				$ 83		$ 71
Class A Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share									100	100
Dividends paid, ordinary shares per share | $ / shares	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Class B Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of votes per share | vote_per_share									1	1
Dividends paid, ordinary shares per share | $ / shares	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Stock repurchase program, term									1 year	1 year
Purchase of voting shares under normal course issuer bid (in shares) | shares									16,292,441	16,292,441	24,639,468	24,639,468
Payments to acquire or redeem entity's shares									$ 207		$ 661